Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (456,752)	$ (378,390)
Property and equipment, net	106,576	197,578
Office Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Office equipment	$ 563,328	$ 575,968